Convertible Promissory Notes (Details 6)			12 Months Ended
	Nov. 02, 2016	Sep. 09, 2016	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2018 USD ($)	Jan. 26, 2018 USD ($)	Jan. 15, 2018 USD ($)	Dec. 15, 2017 USD ($)	Nov. 14, 2017 USD ($)	Nov. 07, 2017 USD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2017 USD ($)	Oct. 23, 2017 USD ($)	Oct. 20, 2017 USD ($)	Jul. 26, 2017 USD ($)	Feb. 01, 2017 USD ($)
IfrsStatementLineItems [Line Items]
Risk-free interest rate	0.68%	0.59%
Expected volatility	156.70%	152.32%
Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Principal Amount						$ 1,000,000	$ 1,000,000	$ 550,000	$ 300,000
Accrued at a rate							25.00%	50.00%	50.00%
Accrued interest				$ 127,915										$ 13,185
Grown Rogue Unlimited LLC [Member] | Warrants issued
IfrsStatementLineItems [Line Items]
Principal Amount												$ 50,000	$ 100,000		$ 100,000
Accrued at a rate												50.00%	50.00%		15.00%
Accrued interest				$ 26,219	$ 6,458					$ 11,209
Grown Rogue Unlimited LLC [Member] | Fair Value Assigned
IfrsStatementLineItems [Line Items]
Accrued interest											$ 548
Conversion Option Five [Member] | Grown Rogue Unlimited LLC [Member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate			1.27%
Expected life			5 months 19 days
Expected volatility			70.00%
Share price | shares			612
Conversion price at time of conversion			$ 612